U.S. Securities and Exchange Commission
     Washington , DC  20549
     Form 24f-2
     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2
1.  Name and address of issuer:

     Northeast Investors Growth Fund
     50 Congress Street
     Boston MA  02109

2.  Name of each series or class of funds for which this notice is filed:

     Northeast Investors Growth Fund
     Shares of Beneficial Interest

3.   Investment Company Act File Number: 811-3074
     Securities Act File Number 2-68483

4.  Last Day of Fiscal year for which this notice is filed:
     December 31, 1996

5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration                   ( )

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
     applicable (see Instruction A.6)             N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at
     the beginning of the fiscal year:            None

8.  Number and amount of securities registered during the fiscal year other than
    pursuant to rule 24f-2:                       None

9.  Number and aggregate sale price of securities sold during the fiscal year:
                                   241,920 shares   $8,609,169

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                   241,920 shares   $8,609,169
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7)         121,732 shares   $4,382,349

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securites sold during the fiscal year in reliance on rule 24f-2 (from item 10)
                                                       $8,609,169
     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from item 11, if applicable
                                                       +4,382,349
    (iii) Aggregate price of shares redeemed or repurchase during
          the fiscal year (if applicable):             -8,088,309
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable)                   + 0
     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line(i), plus
          line (ii), less line (iii), plus line (iv) (if applicable)
                                                       4,903,209
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
          (c.6):                                       1/3300
    (vii) Fee due (line (i) or line (v) multiplied by line (vi)
                                                       $1485.82
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                       (x)

     Date of mailing or wire transfer of filing fees to the Commission's
     lockbox depository                                2/21/97

                                 Signatures
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /S/Robert B. Minturn, Jr.
                                   Robert B. Minturn, Jr., Trustee

     Date  February 21 , 1997
           *Please print the name and title of signing officer below the signature.